Submission	Oct. 08, 2026
Submission [Line Items]
Central Index Key	0002058584
Registrant Name	DarkIris Inc.
Registration File Number	333-299200
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES